EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
Minimum employee age required to participate in the plan	21
Period an employee is required to be employed to participate in the plan	1 year
Minimum hours an employee is required to work per year to participate in the plan	1000 hours
Minimum voluntary contributions by participating employees (as a percent)	1.00%
Maximum voluntary contributions by participating employees (as a percent)	75.00%
Employer matching contribution (as a percent)	50.00%
Percentage of base compensation matched by employer	3.00%
Maximum discretionary contribution by employer as a percentage of employee's salary	3.00%
Expense attributable to 401(k) plan	$ 146,000	$ 110,000
Incentive compensation expense	182,000	68,000
Expense attributable to executive supplemental retirement agreements	97,000	111,000
Employee Stock Ownership Plan
Minimum employee age required to participate in the plan	21
Period of service to be completed to participate in the plan	1 year
Amount borrowed for the purpose of purchasing shares of the entity's common stock under ESOP loan agreement	1,237,000
Number of remaining annual principal and interest payments	14
Annual principal and interest on ESOP loan agreement	104,000
Remaining principal balance payable on the ESOP debt
Years Ending 2013	66,000
Years Ending 2014	68,000
Years Ending 2015	71,000
Years Ending 2016	73,000
Years Ending 2017	75,000
Thereafter	800,000
Total	1,153,000
Shares held by ESOP
Allocated (in shares)	51,406	45,507
Committed to be allocated (in shares)	7,240	5,899
Unallocated (in shares)	101,367	20,594
Paid out to participants (in shares)	(9,268)	(9,240)
Total shares held by ESOP	150,745	62,760
Fair value of unallocated ESOP shares	1,110,000	207,000
Dividends paid	$ 0